INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

10.   INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of	As of
	December 31,	December 31,
	2024	2025
	US$	US$
Cost:
Computer software	3,513	3,547
License agreement	22,252	22,252
Internet domain name	150	179
Brand name	12,711	12,710
Strategic contract	20,461	20,461
Unpatented technology	3,633	3,633
	62,720	62,782
Accumulated amortization:
Computer software	(2,989)	(3,001)
License agreement	(5,470)	(5,470)
Internet domain name	(55)	(71)
Brand name	(3,108)	(3,108)
Strategic contract	(2,640)	(5,785)
Unpatented technology	(2,927)	(3,633)
	(17,189)	(21,068)
Impairment*:
Computer software	(524)	(524)
License agreement	(16,782)	(16,782)
Brand name	(9,602)	(9,602)
Strategic Contract	(7,539)	(8,944)
	(34,447)	(35,852)
Intangible assets, net	11,084	5,862

*     During the year ended December 31, 2025, the Group recorded impairment of US$1,405 for the strategic contract of Alpha. There was no such impairment for the year ended December 31, 2023 and 2024.

Amortization expenses from continuing operations for the years ended December 31, 2023, 2024 and 2025 were approximately US$1,252, US$1,387 and US$3,878, respectively. Amortization expenses from discontinued operations were approximately US$6, US$1 and nil for the years ended December 31, 2023, 2024 and 2025, respectively. Annual estimated amortization expense for each of the five succeeding years is as follows:

US$

2026	2,485
2027	2,485
2028	837
2029	18
2030	18
2031 and thereafter	19
Total	5,862